Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
18.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2021
Purchased software	1,206	(322)	884
Trademarks	124	(76)	48
Licensed copyrights	181	(104)	77
Intangible assets	1,511	(502)	1,009

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
June 30, 2022
Purchased software	1,144	(363)	781
Trademarks	118	(78)	40
Licensed copyrights	175	(109)	66
Intangible assets	1,437	(550)	887

Amortization expenses recognized for the six months ended June 30, 2021 and 2022 were US$70 thousands and US$74 thousands, respectively.